Business Acquisition	12 Months Ended
Dec. 31, 2019
Business Acquisition
Business Acquisition
3.	Business Acquisition
Nonolive Acquisition in 2018
In order to further develop its overseas presence in the interactive gaming and entertainment live streaming markets, in October 2018, the Group, through a newly formed subsidiary, Gogo Glocal Holding Limited (“Gogo Glocal”), acquired all of the operating assets of Nonolive, a live stream platform operates mainly
in Southeast Asia, for a net cash consideration of RMB57,971,520, which was net of RMB10 million cash acquired upon disposal of previously held equity interest. The assets acquired mainly include brand name, platform and related technology and assumption of its assembled workforces. The Group accounted for this acquisition as business combination.

The Group has completed the valuation of the assets acquired with the assistance of a third party valuation firm and determined the consideration, fair value of the Group’s existing investment in Nonolive at the time of acquisition, fair value of assets acquired and goodwill resulted for this acquisition are follows:

2018
RMB
Cash consideration	57,971,520
Fair value of the Group’s cost method investment	6,495,982
Less: fair value of assets acquired
—Platform	10,000,000
—Brand Name	40,800,000

Goodwill	13,667,502

The Group held 4.8% equity interest in the acquired business that was accounted for under the cost method prior to the acquisition
. In accordance with ASC 805, Business Combination, the Group’s equity interest previously held was re-measured
at the fair value with a disposal loss of RMB3,504,018 recognized in other income (expense), net in combined and consolidated statements of comprehensive income (loss) for the year ended December 31, 2018.
The identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquiree are required to be recognized and measured at fair value as of the acquisition date. An intangible asset is identified if it meets either the separability criterion or the contractual-legal criteria in accordance with ASC 805, Business Combination. The Group has recognized platform and brand name as identifiable intangible asset. The other intangible assets acquired in the acquisition, including assembled workforce, and client service capability, which did not meet the separation criteria or the contractual
-
legal criteria, therefore, are not identifiable and not recognized apart from goodwill. The goodwill was assigned to Nonolive operating segment as result of the acquisition. None of the goodwill recognized is expected to be deductible for income tax purposes. Revenues and net loss in the amount of RMB5,885,855 and RMB48,164,404, respectively, attributable to

Gogo Glocal acquired in October 2018 were included in the combined and consolidated statements of comprehensive income since the acquisition date.
The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2018 assuming that acquisitions occurred as of January 1, 2018. The unaudited
pro forma results have been prepared for comparative purpose only based on management’s best estimate and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of the beginning of period:

	Years ended December 31,
	2017	2018
	RMB	RMB
Pro forma revenue	1,911,340,047	3,681,270,272
Pro forma loss from operations	(696,280,827)	(879,923,547)
Pro forma net loss	(697,409,834)	(903,761,476)
Pro forma net loss per share, basic and diluted	(85.17)	(111.37)
Shuangsi Acquisition in 2019
In January 2019, the Group acquired 85% equity interest of Chengdu Shuangsi Culture Broadcasting Co., Ltd.
(“Shuangsi”) for
a cash consideration of RMB33,012,762, which was net of RMB879,138 cash acquired. Shuangsi is in the business of managing eSport teams in the participation of professional eSport competitions. The Group has completed the valuation with assistance of third party valuation firm and
determined the purchase price allocated to the fair value of assets acquired, liabilities assumed and noncontrolling
interest were RMB25,935,985, RMB4,088,132 and RMB5,980,924, respectively. The assets acquired from the acquisition mainly include the agency contract rights of RMB10,742,500 and the participating right to certain eSport competition of RMB8,000,000. Goodwill of RMB17,145,833 was recognized from the acquisition, which was primarily attributable to the synergies expected to be achieved from the acquisition.
The acquisition of Shuangsi was not material to the combined and consolidated financial statements, as such pro forma results of operations are not presented.
The amounts of revenue and net loss of Shuangsi since the acquisition date included in the combined and consolidated statements of comprehensive income (loss) for the year ended December 31, 2019 are RMB8,115,484 and RMB16,449,823, respectively.